UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21893
Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Global Government Enhanced Income Fund (JGG)
September 30, 2010 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 39.3% (3)

	Chile – 1.3%

1,025,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	N/R	$2,150,137

	Colombia – 5.2%

2,816,000 COP	Republic of Colombia	7.750%	4/14/21	BB+	1,838,798
8,000,000 COP	Republic of Colombia	9.850%	6/28/27	BB+	6,353,951

10,816,000 COP	Total Colombia				8,192,749

	Czech Republic – 7.7%

217,000 CZK	Czech Republic Government Bond	2.800%	9/16/13	A+	12,222,981

	Germany – 17.2%

11,937 EUR	Deutschland Republic	3.250%	7/04/15	AAA	17,616,774
6,489 EUR	Deutschland Republic	3.500%	7/04/19	AAA	9,769,305

18,426 EUR	Total Germany				27,386,079

	Peru – 3.0%

12,500 PEN	Republic of Peru	6.950%	8/12/31	N/R	4,743,139

	Poland – 1.4%

6,500 PLN	Republic of Poland	5.250%	10/25/20	A	2,213,441

	South Korea – 3.5%

6,247,000 KRW	Korea Monetary Stabilty Bond	4.180%	12/02/11	N/R	5,558,123

	Total Sovereign Debt (cost $59,470,529)				62,466,649

Principal
Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 57.7% (5)

	Sovereign Debt – 16.5%

	France – 3.8%

4,500 EUR	Republic of France, Discount Treasury Bill	0.000%	3/24/11	N/R	$6,123,891

	Germany – 4.1%

6,500	KFW Bankegruppe	4.625%	1/20/11	AAA	6,573,957

	Netherlands – 8.6%

10,000 EUR	Netherlands Treasury Certificate	0.000%	11/30/10	N/R	13,623,917

	Total Sovereign Debt				26,321,765

	U.S. Government and Agency Obligations – 37.3%

$10,000	Federal Farm Credit Bank Discount Notes	0.000%	11/03/10	AAA	9,998,990
10,000	Federal Home Loan Bank Bonds, (6)	0.000%	4/12/11	AAA	10,014,640
3,000	Federal Home Loan Banks, Discount Notes	0.000%	10/12/10	AAA	2,999,808
3,000	Federal Home Loan Banks, Discount Notes	0.000%	10/29/10	AAA	2,999,358
3,000	Federal Home Loan Banks, Discount Notes	0.000%	2/03/11	AAA	2,998,437
2,000	Federal Home Loan Banks, Discount Notes	0.000%	3/02/11	AAA	1,998,648
5,000	Federal Home Loan Banks, Discount Notes	0.000%	4/04/11	AAA	4,995,630
2,000	Federal Home Loan Banks, Discount Notes	0.000%	4/11/11	AAA	1,998,186
5,000	Federal Home Loan Banks, Discount Notes	0.000%	5/02/11	AAA	4,994,675
5,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	11/05/10	AAA	4,999,465
6,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	6/15/11	AAA	6,244,350
5,000	U.S. Treasury Notes, (6)	0.000%	2/28/11	AAA	5,014,845

59,000	Total U.S. Government and Agency Obligations				59,257,032

	Repurchase Agreements – 3.9%

$6,159	Repurchase Agreement with State Street Bank, dated 9/30/10, repurchase price $6,158,870, collateralized by $5,870,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $6,285,009	0.080%	10/01/10	N/A	6,158,856

	Total Short-Term Investments (cost $90,693,195)				91,737,653

	Total Investments (cost $150,163,724) – 97.0%				154,204,302

	Other Assets Less Liabilities – 3.0%				4,687,200

	Net Assets – 100%				$158,891,502

Investments in Derivatives
Forward Foreign Currency Exchange Contracts outstanding at September 30, 2010:

					Unrealized
Currency					Appreciation
Contracts to	Amount	In Exchange	Amount	Settlement	(Depreciation)
Deliver	(Local Currency)	For Currency	(Local Currency)	Date	(U.S. Dollars)

Brazilian Real	10,950,000	U.S. Dollar	6,399,766	10/04/10	$(71,865)
Chilean Peso	1,041,331,185	U.S. Dollar	2,073,126	11/30/10	(74,973)
Colombian Peso	3,760,000,000	U.S. Dollar	2,064,346	10/29/10	(22,839)
Colombian Peso	1,855,000,002	U.S. Dollar	1,024,296	12/15/10	(5,114)
Colombian Peso	18,566,194,500	U.S. Dollar	10,257,566	12/15/10	(45,524)
Czech Koruna	150,853,033	U.S. Dollar	7,304,560	10/08/10	(1,054,811)
Czech Koruna	72,010,555	U.S. Dollar	3,940,095	1/31/11	(45,176)
Euro	4,700,000	U.S. Dollar	6,040,444	10/18/10	(366,178)
Euro	10,000,000	U.S. Dollar	12,736,440	11/30/10	(890,119)
Euro	19,270,000	U.S. Dollar	25,942,122	1/31/11	(302,503)
Euro	4,500,000	U.S. Dollar	6,052,815	3/24/11	(72,909)
Peruvian Nouveau Sol	12,812,500	U.S. Dollar	4,501,933	1/12/11	(94,114)
Polish Zloty	6,037,912	U.S. Dollar	2,036,260	1/31/11	(21,908)
Pound Sterling	3,900,000	U.S. Dollar	6,071,930	10/18/10	(53,962)
South Korean Won	6,192,246,094	U.S. Dollar	5,057,992	12/13/10	(356,647)
U.S. Dollar	5,958,234	Indonesian Rupiah	54,696,586,000	10/01/10	170,235
U.S. Dollar	126,824	New Zealand Dollar	171,500	10/01/10	(995)
U.S. Dollar	6,205,724	Brazilian Real	10,950,000	10/04/10	265,907
U.S. Dollar	6,332,987	Euro	4,700,000	10/18/10	73,632
U.S. Dollar	6,365,169	Brazilian Real	10,950,000	11/03/10	66,184
U.S. Dollar	5,997,475	Mexican Peso	76,000,000	11/12/10	14,726
U.S. Dollar	6,167,158	Turkish Lira	9,159,420	11/15/10	117,138
U.S. Dollar	1,500,000	Indian Rupee	67,890,000	12/06/10	(5,695)
U.S. Dollar	5,048,544	Colombian Peso	9,100,000,000	12/15/10	1,394
U.S. Dollar	3,000,000	South African Rand	21,103,350	12/15/10	(6,436)
U.S. Dollar	13,059	Swedish Krona	89,585	1/31/11	187

					$(2,782,365)

Interest Rate Swaps outstanding at September 30, 2010:

			Fund			Fixed Rate			Unrealized
	Notional		Pay/Receive			Payment	Termination	Value	Appreciation
Counterparty	Amount		Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(U.S. Dollars)	(Depreciation)

Citibank N.A.	7,150,000	PLN	Pay	6-Month WIBOR	5.340%	Annually	7/06/20	85,822	$85,822
Credit Suisse	1,457,000,000	JPY	Pay	6-Month LIBOR-BBA	0.543	Semi-Annually	11/26/11	26,434	26,434
Credit Suisse	971,000,000	JPY	Pay	6-Month LIBOR-BBA	1.406	Semi-Annually	11/26/19	544,513	544,513
Credit Suisse	2,428,000,000	JPY	Receive	6-Month LIBOR-BBA	0.793	Semi-Annually	11/26/14	(447,355)	(447,355)
Deutsche Bank AG	160,000,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	1,691,993	1,691,993
Deutsche Bank AG	28,000,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	426,746	426,746
JPMorgan	12,778,000,000	CLP	Pay	6-Month ICP	4.580	Semi-Annually	8/10/14	(181,452)	(170,702)
JPMorgan	9,960,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(249,986)	(249,986)
JPMorgan, (7)	4,500,000	BRL	Pay	BRL-CDI	12.000	1/02/17	1/02/17	29,899	29,899
Morgan Stanley	61,500,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	(131,553)	(131,553)
Morgan Stanley	4,750,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(307,366)	(307,366)
RBC	21,990,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	1,744,649	2,391,775
RBC	8,000,000	AUD	Pay	6-Month AUD-BBR	6.100	Semi-Annually	1/14/20	322,775	322,774
RBC	9,800,000	CAD	Pay	3-Month CAD-BA-CDOR	3.705	Semi-Annually	5/07/20	814,656	814,656
UBS AG	217,000,000	MXN	Pay	28-Day MXN-TIIE	5.270	28-Day	9/06/12	15,275	15,275
UBS AG	394,000,000	MXN	Receive	28-Day MXN-TIIE	5.960	28-Day	9/03/15	(146,211)	(146,211)
UBS AG	97,000,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(247,416)	(247,416)
UBS AG	177,000,000	MXN	Pay	28-Day MXN-TIIE	6.600	28-Day	8/27/20	128,447	128,447

									$4,777,745

* Annualized
Futures Contracts outstanding at September 30, 2010

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	September 30, 2010	(Depreciation)

U.S. 2-Year Treasury Note	Long	30	12/10	$6,584,531	$379
U.S. 5-Year Treasury Note	Short	(500)	12/10	(60,433,594)	(17,125)
U.S. 10-Year Treasury Note	Long	275	12/10	34,662,891	7,769
U.S. 30-Year Treasury Bond	Long	16	12/10	2,139,500	1,952

					$(7,025)

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Sovereign Debt	$—	$62,466,649	$—	$62,466,649
Short-Term Investments	11,173,701	80,563,952	—	91,737,653
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(2,782,365)	—	(2,782,365)
Interest Rate Swaps*	—	4,747,846	29,899	4,777,745
Futures Contracts	(7,025)	—	—	(7,025)

Total	$11,166,676	$144,996,082	$29,899	$156,192,657

* Represents net unrealized appreciation (depreciation).
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Interest Rate
Swaps*

Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	29,899
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at the end of period	$29,899

* Represents net unrealized appreciation (depreciation).
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$709,403	Unrealized depreciation on forward foreign currency exchange contracts	$3,491,768

Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	6,478,334	Unrealized depreciation on interest rate swaps*	1,700,589

Equity Price	Futures Contracts	Receivable for variation margin on futures contracts**	10,100	Payable for variation margin on futures contracts**	17,125

Total			$7,197,837		$5,209,482

* Represents cumulative appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities but is not reflected in the cumulative appreciation (depreciation) presented above.
** Value represents cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2010, the cost of investments (excluding investments in derivatives) was $150,397,167.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$4,028,311
Depreciation	(221,176)

Net unrealized appreciation (depreciation) of investments	$3,807,135

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Additional Sovereign Debt exposure is obtained from investments in interest rate swap transactions that reference the global government bond markets.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Substantially all of the Fund’s Short-Term Investments may be used as collateral for investments in derivatives.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

N/A	Not applicable.

N/R	Not rated.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Nouveau Sol

PLN	Polish Zloty

SEK	Swedish Krona

AUD-BBR	Australian Dollar-Bank Bill Rate

BRL-CDI	Brazilian Average Overnight Inter-Bank Deposit Offered Rate

CAD-BA-CDOR	Canadian Bankers Acceptance Dealer Offered Rate

ICP	Indice Cámara Promedio

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

PRIBOR	Prague Interbank Offering Rate

STIBOR	Stockholm Interbank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010